Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue	$ 58,196	$ 50,018	$ 111,248	$ 92,429
Asia
Revenue	33,574	30,250	63,945	55,047
Europe
Revenue	17,770	10,217	33,290	19,683
North America
Revenue	5,200	5,161	11,025	9,654
Australia
Revenue	$ 1,652	$ 4,390	$ 2,988	$ 8,045